Consolidated Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Consolidated Supplementary Insurance Information [Abstract]
Consolidated Supplementary Insurance Information

MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)

Schedule III

Consolidated Supplementary Insurance Information
December 31, 2011, 2010 and 2009

(In millions)

		Future Policy
	DAC	Benefits and Other	Policyholder
	and	Policy-Related	Account	Unearned
Segment	VOBA	Balances	Balances	Revenue (1)
2011
Retail Products	$4,047	$7,752	$30,001	$184
Corporate Benefit Funding	13	14,042	8,375	2
Corporate & Other	128	6,678	3,699	72
Total	$4,188	$28,472	$42,075	$258
2010
Retail Products	$4,303	$6,589	$27,580	$217
Corporate Benefit Funding	9	12,996	9,452	0
Corporate & Other	79	6,265	2,259	45
Total	$4,391	$25,850	$39,291	$262
2009
Retail Products	$4,531	$5,356	$27,109	$286
Corporate Benefit Funding	7	12,702	9,393	0
Corporate & Other	37	5,860	940	14
Total	$4,575	$23,918	$37,442	$300

____________

  Amounts are included within the future policy benefits and other policy-related balances.

			Policyholder Benefits
			and Claims and	Amortization of
	Premium	Net	Interest Credited	DAC and VOBA	Other
	Revenue and	Investment	to Policyholder	Charged to	Operating	Premiums Written
Segment	Policy Charges	Income	Account Balances	Other Expenses	Expenses(1)	(Excluding Life)
2011
Retail Products	$2,590	$1,353	$1,977	$1,146	$1,204	$0
Corporate Benefit Funding	1,105	1,142	1,763	4	36	0
Corporate & Other	89	579	109	6	519	8
Total	$3,784	$3,074	$3,849	$1,156	$1,759	$8
2010
Retail Products	$2,012	$1,374	$1,658	$758	$1,028	$0
Corporate Benefit Funding	672	1,098	1,341	2	32	0
Corporate & Other	22	681	177	10	542	5
Total	$2,706	$3,153	$3,176	$770	$1,602	$5
2009
Retail Products	$1,801	$1,224	$1,619	$268	$903	$0
Corporate Benefit Funding	878	1,069	1,647	3	34	0
Corporate & Other	13	40	100	2	124	4
Total	$2,692	$2,333	$3,366	$273	$1,061	$4

____________

  Includes other expenses, excluding amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) charged to other expenses.